FINANCIAL RISK MANAGEMENT - Disclosure of Concentration of Exposure (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
The Group
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers and reverse repurchase agreements	£ 477,541	£ 480,141
The Group | Before allowance for impairment losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers and reverse repurchase agreements	481,345	485,842
The Group | Allowance for credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers and reverse repurchase agreements	3,804	5,701
The Bank
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers and reverse repurchase agreements	163,428	178,269
The Bank | Before allowance for impairment losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers and reverse repurchase agreements	164,604	180,550
The Bank | Allowance for credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers and reverse repurchase agreements	1,176	2,281
Agriculture, forestry and fishing | The Group
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers and reverse repurchase agreements	7,728	7,835
Agriculture, forestry and fishing | The Bank
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers and reverse repurchase agreements	2,901	3,039
Energy and water supply | The Group
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers and reverse repurchase agreements	1,962	1,274
Energy and water supply | The Bank
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers and reverse repurchase agreements	1,890	1,189
Manufacturing | The Group
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers and reverse repurchase agreements	3,505	4,455
Manufacturing | The Bank
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers and reverse repurchase agreements	3,113	3,770
Construction | The Group
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers and reverse repurchase agreements	4,325	5,046
Construction | The Bank
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers and reverse repurchase agreements	3,613	4,022
Transport, distribution and hotels | The Group
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers and reverse repurchase agreements	13,367	14,229
Transport, distribution and hotels | The Bank
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers and reverse repurchase agreements	10,001	10,160
Postal and telecommunications | The Group
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers and reverse repurchase agreements	1,857	2,261
Postal and telecommunications | The Bank
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers and reverse repurchase agreements	1,506	1,689
Property companies | The Group
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers and reverse repurchase agreements	23,156	25,092
Property companies | The Bank
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers and reverse repurchase agreements	19,934	21,629
Financial, business and other services | The Group
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers and reverse repurchase agreements	65,849	77,271
Financial, business and other services | The Bank
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers and reverse repurchase agreements	63,929	73,987
Mortgage offers made | The Group
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers and reverse repurchase agreements	318,422	305,966
Mortgage offers made | The Bank
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers and reverse repurchase agreements	46,089	49,574
Other | The Group
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers and reverse repurchase agreements	24,546	25,295
Other | The Bank
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers and reverse repurchase agreements	8,674	8,502
Lease financing | The Group
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers and reverse repurchase agreements	843	1,047
Lease financing | The Bank
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers and reverse repurchase agreements	20	30
Hire purchase | The Group
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers and reverse repurchase agreements	15,785	16,071
Hire purchase | The Bank
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers and reverse repurchase agreements	£ 2,934	£ 2,959
Loans and advances to customers exposure
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Percentage of exposure (in percent)	66.00%
Financial, business and other services exposure
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Percentage of exposure (in percent)	14.00%